OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Other income [abstract]
Summary of Brookfield Renewables other income
Brookfield Renewable’s other income for the year ended December 31 is comprised of the following:

(MILLIONS)	2020	2019	2018
Interest and other investment income	$47	$32	$22
Gain on regulatory settlement	61	14	—
Other	20	59	53
	$128	$105	$75